SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No.

 139

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

☐

OF 1940

Amendment No.

140

☒

(Check appropriate box or boxes.)

Mutual Fund Series Trust - File Nos. 333-132541 and 811-21872

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 44114-1291

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to paragraph (b)

☐  on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Scottsdale, State of Arizona, on the 21st day of November, 2013.

Mutual Fund Series Trust

By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 21st day of November, 2013 or as otherwise indicated.

Dr. Bert Pariser*, Trustee

Tobias Caldwell*, Trustee

Jerry Szilagyi, Trustee/President/Principal Executive Officer*

Erik  Naviloff, Treasurer/Principal Financial Officer *

Tiberiu Weisz*, Trustee

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase